Contingent Liabilities and Commitments - Additional Information (Detail) £ in Millions, $ in Millions		12 Months Ended
	Nov. 02, 2015	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Feb. 27, 2020 USD ($)
Disclosure of contingent liabilities and commitments [line items]
Amount of preferred stock upon indemnity more than one billion | €			€ 0
Description of material leasing arrangements by lessee classified as operating lease		The majority of leases are subject to a third party outsourcing contract which expires in December 2020 and the remainder are held directly by the Santander UK group with third party landlords. Where leases subject to the outsourcing contract expire on or after the expiry of the outsourcing contract in December 2020 and occupation is still required, negotiations will be held directly with the landlords of these properties, to agree renewal terms.	The majority of leases are subject to a third party outsourcing contract which expires in December 2020 and the remainder are held directly by the Santander UK group with third party landlords. Where leases subject to the outsourcing contract expire on or after the expiry of the outsourcing contract in December 2020 and occupation is still required, negotiations will be held directly with the landlords of these properties, to agree renewal terms.	The majority of leases are subject to a third party outsourcing contract which expires in December 2020 and the remainder are held directly by the Santander UK group with third party landlords. Where leases subject to the outsourcing contract expire on or after the expiry of the outsourcing contract in December 2020 and occupation is still required, negotiations will be held directly with the landlords of these properties, to agree renewal terms.
Minimum lease extension period		3 years	3 years
Terms of notice period		12 months	12 months
Rental expense				£ 61	£ 61
Minimum rentals				63	61
Sub-lease rental income				2	£ 0
Contingent rent expense		£ 0
Compliance with Consumer Credit Act [member]
Disclosure of contingent liabilities and commitments [line items]
Additional operational risk losses and restructuring provision		£ 68		58
Bottom of Range [member]
Disclosure of contingent liabilities and commitments [line items]
Losses on litigation settlements | €			€ 1,000,000,000
Visa Europe Ltd [member]
Disclosure of contingent liabilities and commitments [line items]
Sale of share capital	100.00%
Genworth Financial International Holdings Inc [Member]
Disclosure of contingent liabilities and commitments [line items]
Percentage of litigation on settlement		90.00%
Litigation claim		£ 350		£ 265
Genworth Financial International Holdings Inc [Member] | Commencement of major litigation [member]
Disclosure of contingent liabilities and commitments [line items]
Litigation claim | $						$ 560
Santander UK Group [member]
Disclosure of contingent liabilities and commitments [line items]
Liability arising through disallowance of tax allowance		£ 146